Financial risk management - Maturity analysis for non-derivative financial liabilities and off balance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	₩ 593,482,380	₩ 563,217,809
Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	391,266,817	390,432,500
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,868,977	1,148,899
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	60,320,524	50,090,943
Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	87,343,190	81,756,929
Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,839,036	8,376,311
Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,572,685	2,133,586
Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	43,271,151	29,278,641
Off balance
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	230,453,157	223,715,371
Guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	18,374,287	18,226,546
Other liabilities related to loan commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	212,078,870	205,488,825
Less than 1 month | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	269,083,622	256,488,586
Less than 1 month | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	204,353,639	210,877,656
Less than 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	410,381	1,148,899
Less than 1 month | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	19,310,777	11,960,133
Less than 1 month | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,496,200	4,563,916
Less than 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	309,713	276,430
Less than 1 month | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	245,353	58,181
Less than 1 month | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	39,957,559	27,603,371
Less than 1 month | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	230,453,157	223,715,371
Less than 1 month | Guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	18,374,287	18,226,546
Less than 1 month | Other liabilities related to loan commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	212,078,870	205,488,825
1~3 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	64,475,317	56,682,148
1~3 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	49,995,140	42,661,824
1~3 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	358
1~3 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,678,981	4,760,388
1~3 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,218,255	8,368,614
1~3 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,252,877	725,909
1~3 months | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	110,050	60,526
1~3 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	219,656	104,887
3~6 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	59,717,827	57,308,271
3~6 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	43,382,707	41,864,404
3~6 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	586
3~6 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,166,750	4,798,388
3~6 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,931,732	9,646,088
3~6 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,774,016	706,117
3~6 months | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	67,039	160,990
3~6 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	394,997	132,284
6 months ~ 1 year | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	95,984,336	98,342,829
6 months ~ 1 year | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	65,673,174	71,259,303
6 months ~ 1 year | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,202
6 months ~ 1 year | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,811,684	7,249,539
6 months ~ 1 year | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	18,000,681	16,486,221
6 months ~ 1 year | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,821,666	1,511,517
6 months ~ 1 year | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	423,484	1,549,293
6 months ~ 1 year | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	252,445	286,956
1~5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	88,769,671	76,380,515
1~5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	24,930,159	21,141,919
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,816
1~5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	14,182,221	12,298,388
1~5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	45,961,768	37,534,713
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,324,185	4,063,511
1~5 years | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	726,759	304,596
1~5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,637,763	1,037,388
More than 5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	15,451,607	18,015,460
More than 5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,931,998	2,627,394
More than 5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,449,634
More than 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,170,111	9,024,107
More than 5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,734,554	5,157,377
More than 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,356,579	1,092,827
More than 5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	₩ 808,731	₩ 113,755